SCHEDULE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES MEASURED AT AMORTIZED COST (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables		$ 1,394,545	$ 182,334
Other receivables	[1]	650,486	184,018
Contract assets		750	69,354
Restricted bank balance		399,400
Cash and cash equivalents		3,111,141	76,620	$ 1,183,176	$ 1,274,494
Trade payables		200,660	788,798
Other payables		11,852	11,057
Due to related companies		34,579	34,579
Lease liabilities		237,675	365,356
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Restricted bank balance		399,400
Trade payables		200,660	788,798
Other payables		11,852	11,057
Tax payables			8,917
Due to related companies		34,579	34,579
Due to immediate holding company			5,345,929
Loan from a related company			1,930,993
Loans from immediate holding company			1,140,931
Lease liabilities		237,675	365,356
Financial liabilities		484,766	9,626,560
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Trade receivables		1,394,545	182,334
Other receivables		650,486	184,018
Contract assets		750	69,354
Cash and cash equivalents		3,111,141	76,620
Financial assets		$ 5,556,322	$ 512,326

[1]	As of 31 March 2024, other receivables mainly comprised $142,633 of deferred transaction costs in connection with the IPO of the Company (the “Deferred IPO Expenses”) and an outstanding balance $41,385 with payment channel, Stripe. The Deferred IPO Expenses with an aggregate amount of $1,432,343 were deducted against share premium upon the successful closing of the IPO. Other Receivables also includes fund raising costs of $400,000 and $250,000 paid under the Nomas MOU and the Al Noor MOU, respectively.